Selected Statements of Income Data	3 Months Ended
Mar. 31, 2012
Selected Statements of Income Data and Segment Information [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

	Three Months Ended March 31,
	2012	2011

Sales by location of customers :
Israel	$5,472	$5,966
Canada	13,167	10,394
U.S.A.	122,472	87,036
Other	4,030	4,331

	$145,141	$107,727

Selling, marketing, general and administrative expenses:
Selling and marketing	$12,192	$10,614
Advertising	2,166	1,509
General and administrative *	8,743	10,337

	$23,101	$22,460

* Including provision for doubtful accounts	$(50)	$3

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$368	$(916)
Income in respect of deposits	(510)	(370)
Expenses in respect of short-term credit	35	11
Foreign currency transaction losses	1,107	2,462

	$1,000	$1,187